Relationship With Major Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales
Segment Reporting Disclosure [Line Items]
SCC group accounted percentage of revenue to total revenue		18.50%
United States Government | Sales
Segment Reporting Disclosure [Line Items]
SCC group accounted percentage of revenue to total revenue	64.00%	66.00%
United States Government | Accounts Receivable
Segment Reporting Disclosure [Line Items]
Percentage of Trade Receivables	25.00%	34.00%